Derivative Financial Instruments and Hedge Accounting	12 Months Ended
Dec. 31, 2020
Disclosure Of Hedge Accounting Abstract [Abstract]
Disclosure Of Hedge Accounting Explanatory

9. Derivative Financial Instruments and Hedge Accounting

The Group’s derivative operations focus on addressing the needs of the Group’s corporate clients to hedge their risk exposure and hedging the Group’s risk exposure that results from such client contracts. The Group also engages in derivative trading activities to hedge the interest rate and foreign currency risk exposures that arise from the Group’s own assets and liabilities. In addition, the Group engages in proprietary trading of derivatives within the Group’s regulated open position limits.

The Group provides and trades a range of derivatives products, including:

•	Interest rate swaps, relating to interest rate risks in Korean won

•	Cross-currency swaps, forwards and options relating to foreign exchange rate risks,

•	Stock price index options linked with the KOSPI index

In particular, the Group applies fair value hedge accounting using interest rate swaps, currency forwards and others to hedge the risk of changes in fair values due to the changes in interest rate and foreign exchange rates of structured debentures in Korean won, debentures in foreign currencies, and structured deposits in foreign currencies. The Group applies cash flow hedge accounting using interest rate swaps, currency swaps and others to hedge the risk of changes in cash flows of floating rate debt securities in Korean won and borrowings in foreign currencies. In addition, the Group applies net investment in foreign operations hedge accounting by designating debentures in foreign currencies and cross currency forwards as hedging instruments to hedge foreign exchange risks on net investments in foreign operations.

9.1 Details of derivative financial instruments held for trading as of December 31, 2019 and 2020, are as follows:

	December 31, 2019						December 31, 2020
	Notional amount		Assets		Liabilities		Notional amount		Assets		Liabilities
	(In millions of Korean won)
Interest rate
Forwards	￦	570,000	￦	206	￦	84,126	￦	1,824,000	￦	50,580	￦	107,218
Futures*		2,951,770		698		235		4,540,235		43		1,834
Swaps		270,091,778		512,145		557,511		300,105,350		631,917		682,401
Options		17,521,156		267,697		379,262		14,779,000		248,437		302,134

		291,134,704		780,746		1,021,134		321,248,585		930,977		1,093,587

Currency
Forwards		87,373,417		942,632		750,380		78,255,991		1,712,560		1,986,239
Futures*		107,793		—		349		376,281		158		695
Swaps		46,501,399		606,464		610,275		49,756,478		1,897,636		1,349,919
Options		2,789,562		5,438		14,346		2,377,775		33,421		28,012

		136,772,171		1,554,534		1,375,350		130,766,525		3,643,775		3,364,865

Stock and index
Futures*		1,646,785		22,451		20,704		1,027,347		20,061		2,246
Swaps		6,773,467		448,803		86,100		5,434,057		423,297		123,242
Options		5,559,865		99,013		176,141		6,482,510		135,805		275,282

		13,980,117		570,267		282,945		12,943,914		579,163		400,770

Credit
Swaps		4,433,960		19,178		13,659		3,015,782		19,395		9,700

		4,433,960		19,178		13,659		3,015,782		19,395		9,700

Commodity
Futures*		3,281		68		3		11,609		151		81
Swaps		105,658		2,948		474		13,923		268		991

		108,939		3,016		477		25,532		419		1,072

Other		3,160,013		80,857		149,385		1,476,310		36,783		144,076

	￦	449,589,904	￦	3,008,598	￦	2,842,950	￦	469,476,648	￦	5,210,512	￦	5,014,070

*	Gains or losses arising from daily mark-to-market futures are reflected in the margin accounts.

9.2 Average price condition of future nominal cash flows by type of hedge accounting as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	1 year		2 years		3 years		4 years		5 years		Over 5 years		Total
	(In millions of Korean won)
Fair value hedge
Nominal amount of the hedging instrument	￦	2,649,272	￦	1,807,950	￦	897,562	￦	309,882	￦	466,053	￦	1,414,570	￦	7,545,289
Average price condition (%)		2.29		2.70		2.29		3.16		2.50		3.92		2.91
Average price condition (USD/KRW)		1,149.90		1,138.82		1,094.35		—		—		—		1,146.84
Average price condition (EUR/KRW)		1,319.66		1,346.38		—		—		—		—		1,327.68
Average price condition (AUD/KRW)		803.71		—		—		—		—		—		803.71
Cash flow hedge
Nominal amount of the hedging instrument	￦	2,450,918	￦	1,199,124	￦	1,764,991	￦	529,202	￦	120,000	￦	150,000	￦	6,214,235
Average price condition (%)		2.64		2.56		2.66		2.79		2.00		1.67		2.59
Average price condition (USD/KRW)		1,129.58		1,111.66		1,153.15		1,095.73		—		—		1,132.99
Average price condition (EUR/KRW)		1,305.22		1,306.76		1,312.75		—		—		—		1,306.91
Average price condition (AUD/KRW)		—		837.00		—		—		—		—		837.00
Average price condition (SGD/KRW)		815.80		831.49		—		—		—		—		823.54
Hedge of net investments in foreign operations
Nominal amount of the hedging instrument	￦	248,233	￦	—	￦	27,336	￦	—	￦	—	￦	—	￦	275,569
Average price condition (USD/KRW)		1,151.49		—		—		—		—		—		1,151.49
Average price condition (GBP/KRW)		—		—		1,465.26		—		—		—		1,465.26

	December 31, 2020
	1 year		2 years		3 years		4 years		5 years		Over 5 years		Total
	(In millions of Korean won)
Fair value hedge
Nominal amount of the hedging instrument	￦	5,266,994	￦	1,083,877	￦	512,608	￦	620,788	￦	1,462,964	￦	2,442,692	￦	11,389,923
Average price condition (%)		0.76		0.81		1.00		1.07		1.21		1.14		0.97
Average price condition (USD/KRW)		1,160.33		1,115.45		1,151.50		—		—		—		1,157.28
Average price condition (EUR/KRW)		1,353.28		—		1,366.30		—		—		—		1,353.36
Average price condition (AUD/KRW)		835.43		—		—		—		—		—		835.43
Average price condition (GBP/KRW)		1,546.54		—		—		—		—		—		1,546.54
Cash flow hedge
Nominal amount of the hedging instrument	￦	2,568,922	￦	1,767,357	￦	1,277,053	￦	166,643	￦	509,940	￦	100,000	￦	6,389,915
Average price condition (%)		0.83		1.66		2.48		2.00		1.63		1.67		1.36
Average price condition (USD/KRW)		1,113.33		1,160.46		1,181.36		1,128.30		1,142.05		—		1,152.37
Average price condition (EUR/KRW)		1,306.76		1,312.75		1,321.00		—		1,340.64		—		1,312.93
Average price condition (AUD/KRW)		837.00		—		—		—		—		—		837.00
Average price condition (SGD/KRW)		831.49		—		866.14		—		—		—		858.33
Hedge of net investments in foreign operations
Nominal amount of the hedging instrument	￦	217,274	￦	26,683	￦	—	￦	—	￦	—	￦	—	￦	243,957
Average price condition (USD/KRW)		1,111.45		—		—		—		—		—		1,111.45
Average price condition (GBP/KRW)		—		1,465.26		—		—		—		—		1,465.26

9.3 Fair Value Hedge

9.3.1 Details of fair value hedged items as of and for the years ended December 31, 2019 and 2020, are as follows:

		December 31, 2019								2019
		Carrying amount				Accumulated amount of hedge adjustments				Changes in fair value
		Assets		Liabilities		Assets		Liabilities
		(In millions of Korean won)
Hedge accounting
Interest rate	Debt securities in Korean won	￦	549,526	￦	—	￦	5,485	￦	—	￦	5,502
	Debt securities in foreign currencies		1,670,838		—		19,243		—		25,540
	Deposits in foreign currencies		—		780,491		—		(18,391)		(62,439)
	Debentures in Korean won		—		351,070		—		21,070		(1,818)
	Debentures in foreign currencies		—		2,067,556		—		41,406		(65,480)

			2,220,364		3,199,117		24,728		44,085		(98,695)

Currency	Debt securities in foreign currencies		2,339,239		—		24,181		—		61,133

			2,339,239		—		24,181		—		61,133

		￦	4,559,603	￦	3,199,117	￦	48,909	￦	44,085	￦	(37,562)

		December 31, 2020								2020
		Carrying amount				Accumulated amount of hedge adjustments				Changes in fair value
		Assets		Liabilities		Assets		Liabilities
		(In millions of Korean won)
Hedge accounting
Interest rate	Debt securities in Korean won	￦	1,001,957	￦	—	￦	5,888	￦	—	￦	402
	Debt securities in foreign currencies		2,712,980		—		62,922		—		42,382
	Deposits in foreign currencies		—		121,768		—		2,088		(4,491)
	Debentures in Korean won		—		3,623,161		—		(6,839)		27,909
	Debentures in foreign currencies		—		1,985,333		—		81,333		(37,438)

			3,714,937		5,730,262		68,810		76,582		28,764

Currency	Debt securities in foreign currencies		2,669,410		—		310,745		—		(40,710)

			2,669,410		—		310,745		—		(40,710)

		￦	6,384,347	￦	5,730,262	￦	379,555	￦	76,582	￦	(11,946)

9.3.2 Details of derivative instruments designated as fair value hedge as of and for the years ended December 31, 2019 and 2020, are as follows:

	December 31, 2019						2019
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	5,326,500	￦	129,085	￦	29,676	￦ 101,448
Currency
Forwards	2,218,789		22,503		27,862		(74,372)

	￦	7,545,289	￦	151,588	￦	57,538	￦ 27,076

	December 31, 2020						2020
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	9,217,731	￦	158,914	￦	51,842	￦	(23,022)
Currency
Forwards		2,172,192		128,038		2,616		97,394

	￦	11,389,923	￦	286,952	￦	54,458	￦	74,372

9.3.3 Details of hedge ineffectiveness recognized in profit or loss from derivatives for the years ended December 31, 2018, 2019 and 2020, are as follows:

	Hedge ineffectiveness recognized in profit or loss
	(In millions of Korean won)
	2018		2019		2020
Hedge accounting
Interest rate	￦	1,186	￦	2,753	￦	5,742
Currency		(20,694)		(13,239)		56,684

	￦	(19,508)	￦	(10,486)	￦	62,426

9.3.4 Gains or losses from fair value hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In millions of Korean won)
Gains (losses) on hedging instruments	￦	(160,416)	￦	34,070	￦	89,179
Gains (losses) on the hedged items attributable to the hedged risk		135,556		(44,655)		(26,899)

	￦	(24,860)	￦	(10,585)	￦	62,280

9.4 Cash Flow Hedge

9.4.1 Details of cash flow hedged items as of and for the years ended December 31, 2019 and 2020, are as follows:

	Cash flow hedge reserve				Changes in fair value
	December 31, 2019		December 31, 2020		2019		2020
	(In millions of Korean won)
Hedge accounting
Interest rate risk	￦	(15,670)	￦	(22,439)	￦	25,671	￦	12,172
Foreign currency change risk		(11,663)		(6,158)		42,357		1,065

	￦	(27,333)	￦	(28,597)	￦	68,028	￦	13,237

9.4.2 Details of derivative instruments designated as cash flow hedge as of and for the years ended December 31, 2019 and 2020, are as follows:

	December 31, 2019						2019
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	3,600,334	￦	3,698	￦	28,484	￦	(25,997)
Currency
Swaps		2,613,901		23,382		73,067		(38,534)

	￦	6,214,235	￦	27,080	￦	101,551	￦	(64,531)

	December 31, 2020						2020
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	3,532,480	￦	1,286	￦	37,120	￦	(11,940)
Currency
Swaps		2,857,435		40,835		116,124		(43,300)

	￦	6,389,915	￦	42,121	￦	153,244	￦	(55,240)

9.4.3 Gains or losses from cash flow hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In millions of Korean won)
Losses on hedging instruments	￦	(23,022)	￦	(64,531)	￦	(55,240)
Effective portion of losses on cash flow hedging instruments (amount recognized in other comprehensive income)		(24,672)		(65,323)		(48,034)
Ineffective portion of losses on cash flow hedging instruments (amount recognized in profit or loss)		1,650		792		(7,206)

9.4.4 Amounts recognized in other comprehensive income (loss) and reclassified from equity to profit or loss for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In millions of Korean won)
Other comprehensive loss	￦	(24,672)	￦	(65,323)	￦	(48,034)
Reclassification to profit or loss		15,234		21,604		39,190
Income tax effect		400		10,537		7,580

	￦	(9,038)	￦	(33,182)	￦	(1,264)

9.5 Hedge of Net Investments in Foreign Operations

9.5.1 Details of net investments in foreign operations hedged items as of and for the years ended December 31, 2019 and 2020, are as follows:

	Foreign currency translation reserve			Changes in fair value
	December 31, 2019	December 31, 2020		2019		2020
	(In millions of Korean won)
Hedge accounting
Currency (foreign currency exchange risk)	￦ (41,992)	￦	22,278	￦	13,410	￦ (88,769)

9.5.2 Details of financial instruments designated as hedge of net investments in foreign operations as of and for the years ended December 31, 2019 and 2020, are as follows:

	December 31, 2019						2019
	Notional Amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Currency
Forwards	￦	275,569	￦	3,407	￦	5,302	￦	(10,330)
Debentures in foreign currencies		97,255		—		97,255		(3,080)

	￦	372,824	￦	3,407	￦	102,557	￦	(13,410)

	December 31, 2020						2020
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Currency
Forwards	￦	243,957	￦	5,800	￦	1,125	￦	14,406
Debentures in foreign currencies		842,112		—		842,112		74,363

	￦	1,086,069	￦	5,800	￦	843,237	￦	88,769

9.5.3 Fair value of non-derivative financial instruments designated as hedge of net investments in foreign operations as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Debentures in foreign currencies	￦	97,737	￦	852,570

9.5.4 Gains or losses from hedging instruments in hedge of net investments in foreign operations and hedged items attributable to the hedged risk for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In millions of Korean won)
Gains (losses) on hedging instruments	￦	(25,096)	￦	(13,410)	￦	88,769
Effective portion of gains (losses) on hedge of net investments in foreign operations (amount recognized in other comprehensive income)		(25,096)		(13,410)		88,769
Ineffective portion of gains (losses) on hedge of net investments in foreign operations (amount recognized in profit or loss)		—		—		—

9.5.5 Effective portion of gains or losses on hedging instruments recognized in other comprehensive income for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In millions of Korean won)
Other comprehensive income (loss)	￦	(25,096)	￦	(13,410)	￦	88,769
Reclassification to profit or loss		(12,330)		1,316		—
Income tax effect		10,292		3,194		(24,500)

Other comprehensive income (loss) after tax	￦	(27,134)	￦	(8,900)	￦	64,269

9.6 Interest Rate Benchmark Reform

The Group’s exposure to hedging relationships related to the interest rate benchmark reform as of December 31, 2020, is as follows. The USD LIBOR interest rate will be replaced by the Secured Overnight Financing Rate (“SOFR”) based on actual transactions starting in 2022 and the KRW CD rate is currently under consideration for improving the calculation methodology. In this hedging relationship, the Group assumed that the spread to be changed on a SOFR basis in 2022 would be similar to that included in the interest rate swap used as a hedging instrument, and no other changes were assumed.

	December 31, 2020
Interest rate benchmark	Currency	Carrying amount of non-derivative assets	Carrying amount of non-derivative liabilities	Notional amount of hedging instruments
	(In millions of Korean won and millions of US dollars)
CD#3M	KRW	1,807,701	3,623,161	5,430,000
USD#LIBOR#3M	USD	78,083	3,276	82,907
USD#LIBOR#6M	USD	213	10	206